Congress Mid Cap Growth Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Capital Markets - 5.0%
FactSet Research Systems, Inc.	80,000	$38,073,600
Raymond James Financial, Inc.	250,000	27,545,000
		65,618,600

Commercial Services & Supplies - 2.6%
Copart, Inc.(a)	725,000	34,829,000

Construction & Engineering - 4.8%
EMCOR Group, Inc.	150,000	34,216,500
WillScot Mobile Mini Holdings Corp.(a)	600,000	28,380,000
		62,596,500

Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings, Inc.(a)	425,000	27,344,500

Containers & Packaging - 2.4%
Avery Dennison Corp.	160,000	31,912,000

Distributors - 2.3%
Pool Corp.	82,500	30,628,125

Electrical Equipment - 2.9%
nVent Electric PLC	625,000	37,525,000

Electronic Equipment, Instruments & Components - 6.8%
Fabrinet(a)	150,000	32,026,500
Keysight Technologies, Inc.(a)	175,000	26,820,500
Teledyne Technologies, Inc.(a)	75,000	31,385,250
		90,232,250

Energy Equipment & Services - 2.4%
ChampionX Corp.	1,150,000	31,521,500

Entertainment - 2.4%
Take-Two Interactive Software, Inc.(a)	190,014	31,339,009

Ground Transportation - 3.1%
Saia, Inc.(a)	92,000	41,453,360

Health Care Equipment & Supplies - 9.3%
Cooper Companies, Inc.	85,000	31,707,550
Hologic, Inc.(a)	365,000	27,170,600
ResMed, Inc.	165,000	31,383,000
STERIS PLC	150,000	32,842,500
		123,103,650

Hotels, Restaurants & Leisure - 2.7%
Darden Restaurants, Inc.	215,000	34,954,700

Household Products - 2.5%
Church & Dwight Co., Inc.	325,000	32,451,250

Insurance - 1.9%
Brown & Brown, Inc.	325,000	25,207,000

IT Services - 2.1%
Perficient, Inc.(a)	400,000	27,252,000

Life Sciences Tools & Services - 9.3%
Bruker Corp.	420,000	30,034,200
Charles River Laboratories International, Inc.(a)	135,000	29,197,800
Mettler-Toledo International, Inc.(a)	25,000	29,929,750
West Pharmaceutical Services, Inc.	90,000	33,572,700
		122,734,450

Machinery - 6.3%
Crane Co.	400,000	49,644,000
Watts Water Technologies, Inc. - Class A	170,000	33,661,700
		83,305,700

Professional Services - 4.9%
Booz Allen Hamilton Holding Corp.	270,000	38,007,900
Paycom Software, Inc.	140,023	26,637,976
		64,645,876

Semiconductors & Semiconductor Equipment - 5.7%
Entegris, Inc.	300,000	35,310,000
Monolithic Power Systems, Inc.	65,000	39,176,800
		74,486,800

Software - 8.7%
Dynatrace, Inc.(a)	525,000	29,925,000
Qualys, Inc.(a)	250,001	47,292,689
SPS Commerce, Inc.(a)	200,000	36,760,000
		113,977,689

Specialty Retail - 4.7%
Ulta Beauty, Inc.(a)	70,000	35,143,500
Valvoline, Inc.(a)	750,000	27,367,500
		62,511,000

Textiles, Apparel & Luxury Goods - 3.1%
Deckers Outdoor Corp.(a)	55,000	41,455,150
TOTAL COMMON STOCKS (Cost $896,161,082)		1,291,085,109

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Sun Communities, Inc.	200,000	25,070,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,460,962)		25,070,000

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(b)	2,559,814	2,559,814
TOTAL SHORT-TERM INVESTMENTS (Cost $2,559,814)		2,559,814

TOTAL INVESTMENTS - 100.1% (Cost $927,181,858)		$1,318,714,923
Liabilities in Excess of Other Assets - (0.1)%		(1,184,665)
TOTAL NET ASSETS - 100.0%		$1,317,530,258

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Congress Mid Cap Growth Fund
Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Congress Mid Cap Growth Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. See the Schedule of Investments for an industry breakout.

Congress Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,291,085,109	$–	$–	$1,291,085,109
Real Estate Investment Trusts	25,070,000	–	–	25,070,000
Money Market Funds	2,559,814	–	–	2,559,814
Total Assets	$1,318,714,923	$–	$–	$1,318,714,923

Refer to the Schedule of Investments for industry classifications.